SHORT-TERM DEBT AND LONG-TERM DEBT (Schedule Of Short Term Debt) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Total		$ 61,479	$ 37,202
East West Bank [Member]
Total	[1]	0	30,000
Bank of Shanghai [Member]
Total	[2]	12,296	7,202
Hengfeng Bank [Member]
Total	[3]	$ 49,183	$ 0

[1]	In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan bears an annual interest rate equal to the one month LIBOR rate plus 1.2% and has a loan period of six month. In June 2017, the Company amended and extended the maturity date to April 2018. In October 2017, the Company repaid $10,000 of the loan balance. In January 2018, the Company further refinanced its short term loan agreement with East West Bank and replaced it with a long-term debt. The long-term debt has an annual interest rate equal to LIBOR rate plus 1.2% and is repayable on April 3, 2020. Accordingly, the Company has excluded $20,000 from the short term debt and has reclassified it to long-term debt as of December 31, 2017.
[2]	In November 2016, the Company entered into a short-term loan agreement with Bank of Shanghai for $7,202. The loan bears an annual interest rate of 141.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of six months. The Chief Operating Officer (“COO”) of the Company provided joint and several liability guarantee for the loan. The Company repaid the loan in May 2017.In May and August 2017, the Company entered into five short-term loan agreements with Bank of Shanghai for $12,296. The loans bear an annual interest rates ranging from 137.9% to 149.4% of the one year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months. The Company repaid the loans in April 2018. In February 2017, the Company entered into a six-month loan agreement with Bank of Shanghai for $4,358. The loan bears an annual interest rates of 143.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of five months. The Company repaid the loan in August 2017.
[3]	In March 2017, the Company entered into a loan agreement with Hengfeng Bank for $33,045. The loan bears an annual interest rate of 109.2% of the one year loan interest rate quoted by the People’s Bank of China. The Company repaid $2,305 of the principal during the year ended December 31, 2017. $3,074 of the principal is due during the year ended December 31, 2018 and the remaining balance, classified as long-term debt, is due during the years ended December 31, 2019 and 2020.